UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment  [  ];  Amendment Number:
              This Amendment (check one): [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Clifford W. Henry
Title:      President
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Clifford W. Henry        New York, NY                  11/15/03
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total: $ 88244 (Thousands)

List of Other Included Managers:          None


                     TITLE             MKT VAL   AMT    INV  OTH    VOTE AUTH
ISSUER               OF CL    CUSIP   (x$1000)  (SHS)   DISC MGR   SOLE  NONE

ADVANCE PCS           COM   00790K109  1823     40000   SOLE      10850  29150
AMAZON.COM            COM   023135106  1324     27350   SOLE       6400  19950
APOLLO GRP INC        CL A  037604105  1602     24258   SOLE       5959  17799
APOLLO GRP UNV PHX    COM   037604204  3254     48808   SOLE      12950  35858
ASIAN INFO HOLDINGS   COM   04518A104  1458    216700   SOLE      56250 160450
ASK JEEVES            COM   045174109  2859    164425   SOLE      41350 123075
AVID TECHNOLOGY INC   COM   05367P100  4592     86650   SOLE      20650  66000
BOOKHAM TECHNOLOGY    COM   09856Q108   430    201000   SOLE      51750 149250
CACI INTL             COM   127190304  2001     46700   SOLE      13050  33650
CAREER EDUC CORP      COM   141665109  4113     90766   SOLE      22000  68766
CAREMARK RX INC       COM   141705103  2741    121300   SOLE      33150  86850
CENTRAL EURO DIST     COM   153435102  2320     84825   SOLE      21475  63350
CLICK2LEARN.COM INC   COM   18681S106  1071    595000   SOLE     148150 446850
COOPER COMPANIES      COM   216648402  2076     50950   SOLE      13000  37950
CORINTHIAN COLLEGES   COM   218868107  2045     35800   SOLE       9100  26000
CORPORATE EXEC BD     COM   21988R102  1412     30000   SOLE       7850  22150
EARTHLINK INC         COM   270321102  3292    400000   SOLE     103650 296350
EXPRESS SCRIPTS INC   COM   302182100  1344     22000   SOLE       5800  16200
FINDWHAT              COM   317794105  1247     72150   SOLE      17100  55050
HYPERION SOLNS CORP   COM   44914M104   696     24000   SOLE       6300  17700
INTEL CORP            COM   458140100  1419     51350   SOLE          0  51350
ISHARES INC.          COM   464286848  1904    217300   SOLE      57500 159800
KLA-TENCOR            COM   482480100  1548     30000   SOLE       7750   2250
MICHAELS STORES       COM   594087108  1304     32000   SOLE       8600  23400
MICROSTRATEGY         COM   594972408  1518     33000   SOLE       8750  24250
NETFLIXX              COM   64110L106  2316     69000   SOLE      17550  51450
NIC INC               COM   62914B100   411     87000   SOLE      22350  64650
PETCO ANIMAL SUPPLIES COM   716016209  1431     45850   SOLE      11700  34150
PETSMART INC          COM   716768106  1391     61100   SOLE      15500  45600
PTEK HOLDINGS INC     COM   69366M104  1811    220000   SOLE      59050 160950
RETEK INC             COM   76128Q109  2034    301400   SOLE      81050 220350
SABA SOFTWARE         COM   784932600   577    156400   SOLE      40250 116150
SINA.COM              COM   G81477104   714     20000   SOLE       5150  14850
STERICYCLE INC        COM   858912108  3624     76150   SOLE      19300  56850
SUNOPTA INC.          COM   8676EP108  2737    295550   SOLE      71550 224000
SUPPORTSOF INC.       COM   868587106  5036    450000   SOLE     112550 337450
TEVA PHARMACEUTICAL   COM   881624209  2983     52150   SOLE      13300  38850
TIFFANY & CO          COM   886547108  1443     38650   SOLE       9850  28800
VISTACARE             COM   92839Y109  2662     84250   SOLE      21750  62500
WHOLE FOODS MARKET    COM   966837106  1889     34225   SOLE       8400  25825
YAHOO INC             COM   984332106  3842    108550   SOLE      26200  82350
VISX INC OCT 22.5     CALL  92844S905  3750     25000   SOLE       7000  18000
LSI LOGIC CORP OCT 10 CALL  502161902   200    100000   SOLE      30500  69500